Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,037,640)		$ (3,700,470)	$ (9,813,666)		$ (5,506,822)
Non-cash adjustments to reconcile net loss to net cash:
Amortization of debt discount	2,056,217		1,531,096	3,059,914		1,756,764
Depreciation and amortization expense	159,543		114,503	310,102		152,739
Loss (gain) from changes in derivative liability fair values	2,206		(2,925)	(4,798)		(13,498)
Common shares issued for services				455		10,000
Gain from settlement of debt			(2,463)	(2,463)
Gain on extinguishment of debt				(1,511,297)
Impairment of goodwill	4,125,460			4,125,460
Changes in operating assets and liabilities:
Accounts receivable	(232)		(1,495)	25,810		(32,510)
Prepaid expenses	(18,110)			(20,500)
Inventory	(6,680)
Other asset	(1,696)
Accounts payable and accrued liabilities	2,044,755		1,661,816	3,411,783		2,517,791
Cash used for operating activities-continuing operations				(419,200)		(1,183,849)
Depreciation discontinued operations						1,400
Gain (loss) on discontinued operations						68,313
Cash provided (used) for operating activities-discontinued operations						69,713
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	198,364		(399,938)	(419,200)		(1,114,136)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(111,811)		(10,207)	(385,596)		(198,428)
CASH USED BY INVESTING ACTIVITIES	(111,811)		(10,207)	(385,596)		(198,428)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payment on debt			(9,850)	(9,850)		(20,776)
Consideration paid to note holder				(300,000)
CASH USED BY FINANCING ACTIVITIES			(9,850)	(309,850)		(20,776)
Net increase (decrease) in cash	86,553		(419,995)	(1,114,645)		(1,333,340)
Cash, beginning of period	530,540	[1]	1,645,185	1,645,185		2,978,525
Cash, end of period	617,093		1,225,190	530,540	[1]	1,645,185
Cash paid for income taxes
Cash paid for interest				446		283
NON-CASH FINANCING ACTIVITIES:
Stock issued through stock payable				455		271,536
Right of use asset financed through payable						62,903
Net loss from continuing operations				$ (9,813,666)		$ (5,575,135)

[1]	Derived from audited information